Convertible Promissory Notes	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Convertible Promissory Notes

12.	Convertible Promissory Notes

Transactions related to the Company’s convertible promissory notes during the year ended October 31, 2018, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2017	$1,518,391	$1,394,582	$140,118

50% - November 7, 2017 (i)	300,000	300,000	-
50% - November 14, 2017 (ii)	190,000	190,000	-
50% - November 14, 2017 (ii)	125,000	125,000	-
50% - November 14, 2017 (ii)	90,000	90,000	-
50% - November 14, 2017 (ii)	25,000	25,000	-
50% - November 14, 2017 (ii)	70,000	70,000	-
50% - November 14, 2017 (ii)	25,000	25,000	-
50% - November 14, 2017 (ii)	25,000	25,000	-
25% - December 15, 2017 (iii)	1,000,000	1,000,000	-
12.5% - August 1, 2018 (vii)	57,500	57,500	-
	3,425,891	3,302,082	140,118

Deferred financing costs	(55,008)	(55,008)	-
Amortization of deferred financing costs	52,286	52,286	-
Interest expense on long-term debt	-	-	822,165
Fair value of conversion option	-	(298,000)	-
Interest accretion	-	284,042	-
Exchanged	(50,000)	(50,000)	(7,500)
Repaid	(492,223)	(492,223)	(205,678)
Converted to common units	(1,537,775)	(1,443,803)	(294,330)

Balance - October 31, 2018	1,343,171	1,299,376	454,775

Less: current portion	265,277	265,277	454,775

Balance - net of current portion	$1,077,894	$1,034,099	$-

Transactions related to the Company’s convertible promissory notes during the period from October 31, 2016 to October 31, 2017, include the following:

	Face	Carrying	Interest
	value	amount	payable
Balance - October 31, 2016	$-	$-	$-

15% - February 1, 2017 (iv)	100,000	100,000	11,209
15% - February 1, 2017 (v)	100,000	100,000	11,209
25% - June 1, 2017 (vi)	637,775	637,775	65,816
50% - July 26, 2017 (vii)	100,000	100,000	13,185
50% - July 26, 2017 (viii)	100,000	100,000	13,185
50% - July 26, 2017 (ix)	100,000	100,000	13,185
50% - October 1, 2017 (x)	250,000	250,000	10,274
50% - October 20, 2017 (xi)	100,000	100,000	1,507
50% - October 23, 2017 (xii)	50,000	50,000	548
	1,537,775	1,537,775	140,118

Deferred financing costs	(20,008)	(20,008)	-
Amortization of deferred financing costs	624	624	-
Interest expense on long-term debt	-	-	140,118
Fair value of conversion option	-	(157,000)	-
Interest accretion	-	33,191	-

Balance - October 31, 2017	1,518,391	1,394,582	140,118

Less: current portion	640,065	640,065	140,118

Balance - net of current portion	$878,326	$754,517	$-

During the year ended October 31, 2018, the Company issued the following unsecured convertible promissory notes:

i)	Effective November 7, 2017, the Company entered into an agreement with the Company’s Marketing Consultant (the “Consultant”) whereby the Consultant purchased a convertible promissory note for the total principal of $300,000 with simple interest accrued at a rate of 50%. Accrued interest shall be paid in monthly installments of $12,500 until maturity. A balloon interest payment of $15,000 was due to the Consultant on day 180 and has been accrued as of July 31, 2018. The note, which includes any unpaid principal and accrued interest, unless converted in accordance with provisions stated in the agreement shall be due and payable on the earlier of the following: (a) 12 months from the effective date of the note; or (b) the occurrence of a change of control of the Company. The note does not have a prepayment option under the agreement, unless agreed to in writing by the purchaser.

At any time prior to the maturity of the agreement, the Consultant has the right to convert all (but not less than all) of the outstanding principal amount and all accrued and unpaid interest into the number of fully paid and non-assessable common units of the Company at a price per unit equal to the applicable conversion price calculated immediately before the closing of a going public event or qualified transaction.

The conversion price represents an amount equal to the applicable conversion valuation divided by the number of units outstanding at the time of conversion. The Conversion valuation represents the following a) $15,000,000 if the holder converts the note within 6 months of the effective date of the note and b) $18,000,000 if the holder converts the note after 6 months of the effective date of the note, but prior to the note’s maturity. On June 1, 2018, the principal of $300,000 was converted into 285.70 common units of the Company as described in note 14(xvi).

ii)	Effective November 14, 2017, the Company entered into an agreement with certain purchasers (collectively the “Purchasers” and individually the “Purchaser”), to issue a series of notes with substantially similar terms, including maturity, interest rates, and conversion terms. Under the agreements, the Purchasers purchased convertible promissory notes with aggregate principal of $550,000. The notes accrue simple interest as follows:

a)	Interest will accrue on the outstanding principal at an annual rate of 50% calculated on the basis of a year of 365 days.

b)	Should the Purchasers extend the maturity date due to a public event prior to the end of the period, the Purchaser has the right to extend the Maturity date by up to 3 months after the consummation of the public event at an annual rate of 0% following the initial period.

c)	Should purchasers extend the Maturity Date by 6 months on all but not less than all of the then-outstanding principal; provided, however the Company shall pay Holder all principal not so extended, and all accrued but unpaid interest at the end of the initial period at an annual rate of 30% calculated on the basis of a year of 365 days.

d)	Should the Purchaser extend the maturity date of this note by 18 months on not less than $10,000 of the then-outstanding principal and unpaid interest accrued under the Note at the end of the initial period; provided, however the Company shall pay Purchaser all principal and/or interest for which the maturity date is not so extended at an annual rate of 20% calculated on the basis of a year of 365 days.

The notes, which includes any unpaid principal and accrued interest, unless converted in accordance with provisions stated in the agreement shall be due and payable on the earlier of the following: (a) the date on which the initial period ends (the Maturity Date) unless the Maturity Date is extended by Purchaser by 3, 6, or 18 months after the Public Event. The notes may not be prepaid, in whole or in part, prior to the Maturity Date without the prior written consent of a majority in interest of a Purchaser.

If at any time prior to the maturity of the notes and qualified equity financing occurs, the Purchaser has the right to convert not less than $10,000 of the outstanding principal amount and all accrued and unpaid interest into the number of fully paid and non-assessable common membership units of the Company at a price per unit equal to the applicable conversion price. If the Purchaser has extended the maturity date and the qualified equity financing occurs during the 18 months following the initial period, the Purchaser shall have the obligation to convert all of the outstanding principal amount and all accrued and unpaid interest into the number of fully paid and non- assessable common membership until of the Company at a price per unit equal to the applicable conversion price. The conversion price represents the following:

a)	In the event of a qualified equity financing, the lower of (i) the valuation cap divided by issued and outstanding share count immediately prior to the qualified equity financing, or (ii) eighty percent (80%) of the price per unit paid in cash by purchasers of New Units issued in such qualified equity financing; provided, however, that such percentage shall decline by two percent (2%) for each month an event of default occurs and is continuing after the end of the initial period, up to a maximum of ten percent (10%) (e.g., if such an event of default continues for five months, the conversion price under this paragraph (a) will be a price equal to seventy (70%) of the applicable price set forth in clause (ii) above); or

b)	In the event of a public event the lower of (i) the valuation cap divided by the issued and outstanding share count immediately prior to the public event, or (ii) eighty percent (80%) of the price per unit paid in cash by purchasers of new units issued in such Public Event; provided, however, that such percentage shall decline by two percent (2%) for each month an event of default occurs and is continuing after the end of the Initial Period, up to a maximum of ten percent (10%) (e.g., if such an event of default continues for five months, the conversion Price under this paragraph (b) will be a price equal to seventy (70%) of the applicable price set forth in clause (ii) above); or

c)	In the event of a change of control transaction, the lower of (i) the valuation cap divided by the change of control issued and outstanding share count immediately prior to the qualified equity financing, or (ii) eighty percent (80%) of the price per unit paid by the purchaser(s) in such change of control transaction; provided, however, that such percentage shall decline by two percent (2%) for each month an event of default occurs and is continuing after the end of the initial period, up to a maximum of ten percent (10%) (e.g., if such an event of default continues for five months, the conversion price under this paragraph (c) will be a price equal to seventy (70%) of the applicable price set forth in clause (ii) above); provided, further, that if a transaction or event can be characterized both as a public event and as a change of control transaction, the conversion price shall be established as if such transaction or event were a change of control transaction; or

d)	In the event of a nonqualified equity financing, the lower of (i) the valuation cap divided by Issued and outstanding share count immediately prior to the nonqualified equity financing, or (ii) eighty percent (80%) of the price per unit paid in cash by purchasers of new units issued in such nonqualified equity financing; provided, however, that such percentage shall decline by two percent (2%) for each month an event of default occurs and is continuing after the end of the initial period, up to a maximum of ten percent (10%) (e.g., if such an event of default continues for five months, the conversion price under this paragraph (a) will be a price equal to seventy (70%) of the applicable price set forth in clause (ii) above). During the year ended October 31, 2018, the Company made aggregate principal repayments of $275,000. As at October 31, 2018, accrued interest of $127,915 remained unpaid.

iii)	Effective December 15, 2017, the Company entered into an agreement whereby the holder purchased a convertible promissory note for the total principal of $1,000,000 with simple interest accrued at a rate of 25%, payable as follows:

a)	As at October 31, 2018 interest accrued to $105,556 on the sum of $500,000, of debt previously held by the holder.

b)	Interest shall accrue from the effective date of the note on the total sum of $1,000,000 and paid in monthly installments of $20,833.33 to the holder beginning on January 15, 2018. As at October 31, 2018 none of the monthly instalments had been paid.

c)	A one-time additional interest payment equal to 5% of the unpaid principal balance payable concurrent with the 12th scheduled monthly installment payment is otherwise due. In the event the holder completed a full or partial conversion within 12 months of the effective date, the one-time interest payment shall be pro-rated as at the date of the full or partial conversion.

The note, which includes any unpaid principal and accrued interest, unless converted in accordance with provisions stated in the agreement shall be due and payable on the earlier of the following: (a) 36 months from the effective date of the note; or (b) the occurrence of a change of control of the Company. Within the first 24 months from the effective date of the note, no prepayment will occur, except for payments of accrued interest or other payments as outlined above.

At any time prior to the 24 month anniversary of the effective date of the note, the holder has the right to fully or partially convert the outstanding principal and all accrued and unpaid interest into the number of fully paid and non-assessable common membership units of the Company at a price per unit equal to the applicable conversion price. The Conversion price represents an amount equal to the applicable conversion valuation divided by the number of issued and outstanding units of the Company at the time of conversion calculated immediately before the closing of a qualified equity financing event if the conversion is in conjunction with a qualified equity financing event.

If the Company consummates a going public event within the 12 months anniversary date of the note, the holder has the right to fully or partially convert the total principal outstanding at a price per unit equal to the applicable conversion price by providing written notice to the Company of its election to convert within 7 days after receipt from the Company of the financing notice. If the holder so converts, the Company will offer the holder a position as a strategic advisor to the Company for a 12 month term, which commences on the date of conversion. The holder will receive gross monthly compensation equal to $10,000 if the holder fully converts or a portion of the $10,000 equal to the ratio of the amount converted.

The conversion valuation represents the following a) $20,000,000 if the holder converts the note within 12 months of the effective date of the note and b) $40,000,000 if the holder converts the note after 12 months of the effective date of the note, but before 24 months of the effective date of the note. As at October 31, 2018, accrued interest of $248,958 was incurred.

During the period ended October 31, 2017, the Company issued the following unsecured convertible promissory notes:

iv)	Effective February 1, 2017: Principal of $100,000 with simple interest accrued at a rate of 15%. Principal and interest due and payable on the three year anniversary of the promissory note, February 1, 2020. In the event the Company completes a qualified equity financing transaction on or before the maturity date of the promissory note, the holder has the right to convert in whole or in part the unpaid principal and interest balance into fully paid non-assessable shares of common stock of the Company. The conversion price per unit will equal 80% of the price per unit paid in cash by purchasers of new units in a qualified equity transaction. As at October 31, 2018, accrued interest of $26,219 (2017 - $11,209) was incurred. The fair value of the conversion option was estimated as $Nil.

v)	Effective February 1, 2017: Principal of $100,000 with simple interest accrued at a rate of 15%. Principal and interest due and payable on the three year anniversary of the promissory note, February 1, 2020. In the event the Company completes a qualified equity financing transaction on or before the maturity date of the promissory note, the holder has the right to convert in whole or in part the unpaid principal and interest balance into fully paid non-assessable shares of common stock of the Company. The conversion price per unit will equal 80% of the price per unit paid in cash by purchasers of new units in a qualified equity transaction. As at October 31, 2018, accrued interest of $22,438 (2017 - $11,209) was incurred. The fair value of the conversion option was estimated as $Nil. On June 15, 2018, the principal of $100,000 and unpaid interest of $20,465 were converted into 115 uncertified common units of the Company as described in note 14(xviii).

vi)	Effective June 1, 2017: the Company entered into an agreement with its President and CEO and the President and CEO’s spouse (the “Holder”), whereby the Holder purchased a convertible non- negotiable promissory note for total principal of $637,775 with simple interest calculated at a rate of 25% per annum. The note, which includes any unpaid principal and accrued interest, unless converted in accordance with provisions stated in the agreement shall be due and payable on the earlier of the following: (a) 36 months from the effective date of the note; or (b) the occurrence of a change of control of the Company. A balloon interest payment of $30,000 was due to the Holder on June 1, 2018. On June 1, 2018, the principal of $637,775 and unpaid interest of $146,157 (which included the $30,000 balloon interest payment) were converted into 922.70 common units of the Company as described in note 14(xv).

In the event the Company completes a qualified equity financing transaction on or before the maturity date of the promissory note, the holder has the right to convert in whole or in part the unpaid principal and interest balance into fully paid non-assessable shares of common stock of the Company at a price per unit equal to the applicable conversion price calculated immediately before the closing of a going public event or qualified transaction. At any time prior to the maturity of the agreement, the Holder has the right to convert a portion of the outstanding principal amount and all accrued and unpaid interest into the number of fully paid and non-assessable common membership units of the Company.

The conversion price represents an amount equal to the applicable conversion valuation divided by the number of units outstanding at the time of conversion. The Conversion valuation represents the following a) $10,000,000 if the holder converts the note within 12 months of the effective date of the note and b) $15,000,000 if the holder converts the note after 12 months of the effective date of the note, but prior to the note’s maturity. As at October 31, 2017, accrued interest of $65,816 was incurred.

The fair value of the conversion option was estimated as $54,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.68%
Expected life	2.6 years
Expected volatility	70%
Share price	$612
Units outstanding at time of conversion	10,000
Conversion price at time of conversion	$1,000 - $1,500

vii)	Effective July 26, 2017, the Company through its wholly owned subsidiary GRU Properties, LLC entered into an agreement whereby the holder purchased a convertible promissory note for the total principal of $100,000 with simple interest calculated at a rate of 50% per annum for the first 6 months. The note became due on February 1, 2018 and was extendable for another 6 months at the holder’s option. If the holder extends the term an additional 6 months the rate of simple interest will change to 30%, such that at the end of the 12 month period, the total outstanding principal and interest amount would not exceed $140,000.

The holder of the convertible promissory note has the unrestricted right, at the holder’s option to convert a maximum of $125,000 of the outstanding balances into common units of the Company at a price per unit agreed upon by the Company and the holder, or if a conversion price per unit cannot be agreed upon, the price per unit will be determined by appraisal. The right to convert may be exercised after the extended maturity date of the convertible promissory note. The number of common shares into which the convertible promissory notes may or will be converted shall be determined by dividing the unpaid principal balance, together with all accrued and unpaid interest thereon, by the conversion price. On January 31, 2018, $50,000 of the outstanding principal was repaid and the remaining principal of $50,000 was extended to August 1, 2018. In addition, $25,000 of accrued and unpaid interest was converted into common units of the Company as described in note 14(xii). On August 1, 2018, the holder of the convertible promissory note accepted a new convertible promissory note in the amount of $57,500 in exchange for the current note and $7,500 of accrued interest. The new convertible promissory note has a maturity date to August 1, 2019, with interest at 12.5% per annum, payable monthly. As at October 31, 2018, accrued interest of $1,197 (2017 - $13,185) was incurred.

The fair value of the conversion option was estimated as $23,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.36%
Expected life	0.75 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612

viii)	Effective July 26, 2017, the Company through its wholly owned subsidiary GRU Properties, LLC entered into an agreement whereby the holder purchased a convertible promissory note for the total principal of $100,000 with simple interest calculated at a rate of 50% per annum for the first 6 months. The note became due on February 1, 2018 and was extendable for another 6 months at the holder’s option. If the holder extends the term an additional 6 months the rate of simple interest will change to 30%, such that at the end of the 12 month period, the total outstanding principal and interest amount would not exceed $140,000.

The holder of the convertible promissory note has the unrestricted right, at the holder’s option to convert a maximum of $125,000 of the outstanding balances into common units of the Company at a price per unit agreed upon by the Company and the holder, or if a conversion price per unit cannot be agreed upon, the price per unit will be determined by appraisal. The right to convert may be exercised after the extended maturity date of the convertible promissory note. The number of common shares into which the convertible promissory notes may or will be converted shall be determined by dividing the unpaid principal balance, together with all accrued and unpaid interest thereon, by the conversion price. As at October 31, 2017, accrued interest of $13,185 was incurred. On January 31, 2018, the principal of $100,000 and unpaid interest of $25,000 were converted into 89.8 common units of the Company as described in note 14(x)(iii).

The fair value of the conversion option was estimated as $23,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.36%
Expected life	0.75 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612

ix)	Effective July 26, 2017: Principal of $100,000 with simple interest calculated at a rate of 50% per annum for the first 6 months. The note becomes due and payable on the earlier of a) February 1, 2018 unless extended for another 6 months at the holder’s option and b) the occurrence of a change of control of the Company. At the maturity date, the holder has the right to either a) convert the total unpaid principal and accrued interest balance into other convertible notes then being offered or b) extend the original term of the note for an additional 6-month period. If the holder extends the term an additional 6-months the rate of simple interest will change to 30% per annum. As at October 31, 2017, accrued interest of $13,185 was incurred. Effective January 31, 2018, the principal and unpaid interest of $25,000 were converted into 74.8 common units of the Company (note 14(ix)).

The fair value of the conversion option was estimated as $15,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.15%
Expected life	0.25 years
Expected volatility	60%
Share price	$612
Conversion price at time of conversion	$612

x)	Effective October 1, 2017: the Company entered into an agreement with its President and CEO and the President and CEO’s spouse (the “Holder”), whereby the Holder purchased two convertible non-negotiable promissory note for total principal of $250,000 with simple interest calculated at a rate of 50% per annum. The note, which includes any unpaid principal and accrued interest, unless converted in accordance with provisions stated in the agreement shall be due and payable on the earlier of the following: (a) 12 months from the effective date of the note; or (b) the occurrence of a change of control of the Company. A balloon interest payment of $15,000 is due to the Holder on day 180. The note does not have a prepayment option under the agreement, unless agreed to in writing by the Holder. Effective March 31, 2018, the principal and unpaid interest of $46,250 were converted into 332.4 common units of the Company (note 14(xiv)).

At any time prior to the maturity of the agreement, the Holder had the right to convert a portion of the outstanding principal amount and all accrued and unpaid interest into the number of fully paid and non-assessable common membership units of the Company at a price per unit equal to the applicable conversion price calculated immediately before the closing of a going public event or qualified transaction.

The conversion price represents an amount equal to the applicable conversion valuation divided by the number of units outstanding at the time of conversion. The Conversion valuation represents the following a) $10,000,000 if the holder converts the note within 6 months of the effective date of the note and b) $15,000,000 if the holder converts the note after 6 months of the effective date of the note, but prior to the note’s maturity. As at October 31, 2017, accrued interest of $10,274 was incurred.

The fair value of the conversion option was estimated as $8,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.41%
Expected life	0.92 years
Expected volatility	70%
Share price	$612
Units outstanding at time of conversion	10,000
Conversion price at time of conversion	$1,000 - $1,500

xi)	Effective October 20, 2017, Principal of $100,000 with simple interest accrued at a rate of 50% per annum. All unpaid principal and accrued interest become due and payable on the earlier of a) the 6 month anniversary of the note, unless extended at the sole discretion of the holder and b) the occurrence of a change in control of the Company. At the Maturity date, the holder has the right to either a) convert the total unpaid principal and accrued interest into other convertible notes then being offered by the Company or b) extend the maturity of the note by 6 months. Should the holder extend the note, interest will accrue on the original principal at a rate of 30% per annum. As of the maturity date, October 20, 2017, the maturity date was extended by 6 months and fully matured on April 20, 2018. On April 20, 2018, the maturity was extended by 6 months to October 20, 2018 with interest accrued at a rate of 30% during the extension period. The maturity date was then extended further to November 8, 2018. As at October 31, 2018, accrued interest of $40,000 (2017 - $1,507) was incurred.

The fair value of the conversion option was estimated as $23,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.27%
Expected life	0.47 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612

xii)	On October 23, 2017, Principal of $50,000 with simple interest accrued at a rate of 50% per annum. All unpaid principal and accrued interest become due and payable on the earlier of a) the 6 month anniversary of the note, unless extended at the sole discretion of the holder and b) the occurrence of a change in control of the Company. At the Maturity date, the holder has the right to either a) convert the total unpaid principal and accrued interest into other convertible notes then being offered by the Company or b) extend the maturity of the note by 6 months. Should the holder extend the note, interest will accrue on the original principal at a rate of 30% per annum. As at October 31, 2017, accrued interest of $548 was incurred. On January 26, 2018, the holder converted the original principal amount and accrued and unpaid interest of $6,458 into 34 uncertified common units of the Company (note 14(viii)).

The fair value of the conversion option was estimated as $11,000 using the following inputs, assumptions and estimates:

Risk-free interest rate	1.27%
Expected life	0.48 years
Expected volatility	70%
Share price	$612
Conversion price at time of conversion	$612